Commitments and Contingencies (Details 4) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 Retailer Class Actions	Sep. 30, 2010 Retailer Class Actions	Dec. 31, 2010 Retailer Class Actions	Sep. 20, 2010 Retailer Class Actions	Feb. 29, 2012 Katz Communications-Patent infringement petition	Jun. 30, 2012 Katz Communications-Patent infringement petition patent	Dec. 31, 2011 Katz Communications-Patent infringement patent	Dec. 31, 2007 Katz Communications-Patent infringement patent	Jun. 30, 2012 Satellite lease guarantees	Dec. 31, 2011 Satellite lease guarantees	Jun. 30, 2012 Satellite transponder guarantees	Dec. 31, 2011 Satellite transponder guarantees	Feb. 29, 2012 ESPN-Affiliation agreements	Apr. 30, 2009 ESPN-Affiliation agreements	Dec. 31, 2011 ESPN-Affiliation agreements	Dec. 31, 2008 ESPN-Affiliation agreements	Jun. 30, 2012 ESPN-Affiliation agreements	Jun. 21, 2011 ESPN-Affiliation agreements	Dec. 31, 2010 ESPN-Affiliation agreements	Mar. 15, 2010 ESPN-Affiliation agreements	Jul. 31, 2009 Technology Development Licensing-Patent infringement petition	Dec. 31, 2011 Tivo Inc installment	Apr. 20, 2011 Tivo Inc boxes	Dec. 31, 2010 Tivo Inc	Jun. 30, 2012 Voom HD Holdings-Affiliation agreements	Dec. 31, 2011 Voom HD Holdings-Affiliation agreements	Apr. 30, 2010 Voom HD Holdings-Affiliation agreements motion
Loss contingencies
Guarantee for payments														$ 148,000,000	$ 185,000,000	$ 470,000,000	$ 502,000,000
Guarantee term (in years)														three year	three year
Claim amount																					35,000,000									2,500,000,000	2,500,000,000
Additional claim amount																			30,000,000
Court ruling																							66,000,000		66,000,000
Litigation accrual								60,000,000												66,000,000		71,000,000		42,000,000					517,000,000
Litigation expense	23,727,000	(316,949,000)	(316,949,000)	225,456,000	361,024,000															24,000,000
Attorneys' fees																		5,000,000
Settlement amount							60,000,000																				500,000,000
Aggregate maximum value of all monthly incentive payments									23,000,000
Disablement provision contempt sanction amount																												90,000,000
Initial settlement amount paid																											300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, gross																											200,000,000
Litigation settlement, number of annual installments																											6
Settlement payment						60,000,000																					290,000,000
Estimated percentage of annual payments payable by entity																											95.00%
Contribution from related party																											10,000,000
Reversal of litigation accrual																											335,000,000
Portion of litigation payment related to prior periods																											182,000,000
Portion of litigation payment related to future period prepayments																											108,000,000
Dish Network's share of remaining litigation payments																											190,000,000
Litigation settlement gross amount related to future periods																											298,000,000
Reduction in litigation expense																											6,000,000
Litigation settlement intellectual property liability contribution from related party																											$ 5,000,000
Loss Contingency Terms
Number of set-top boxes not required to be disabled																												192,000
Number of patents the suit alleges infringement of											4	4	19
Number of reexamination petitions pending before patent and trademark office										1	1															2
Number of motions seeking discovery sanctions																																2